Amount of Cash and Cash Equivalents and Bank Deposits by Original Maturity (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash Cash Equivalent And Bank Deposits [Line Items]
Cash and cash equivalents	$ 59,657	361,146	$ 61,327	371,256	767,885	626,796
Short-term time deposits with maturity over three months but within one year	30,467	184,440		237,100
Long-term time deposits with maturity between one and two years	$ 6,650	40,256		20,000